Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of Company's Assets and Liabilities Measured Fair Value On Recurring Basis
The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy
:

	As of March 31, 2025
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government treasury securities	$30,883	$—	$—	$30,883
U.S. Government money market funds	5,336	—	—	5,336
Mutual funds	5,120	—	—	5,120

Total assets, measured at fair value	$41,339	$—	$—	$41,339

Liabilities:
Earnout share liabilities	$—	$—	$9,507	$9,507

Total liabilities, measured at fair value	$—	$—	$9,507	$9,507

	As of December 31, 2024
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government treasury securities	$30,580	$—	$—	$30,580
U.S. Government money market funds	9,247	—	—	9,247
Mutual funds	5,067	—	—	5,067

Total assets, measured at fair value	$44,894	$—	$—	$44,894

	As of December 31, 2024
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Pay-to-Play convertible notes	$—	$—	$15,942	$15,942
2023 convertible notes	—	—	132,687	132,687
Warrant liabilities	—	—	14,711	14,711

Total liabilities, measured at fair value	$—	$—	$163,340	$163,340

The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair hierarchy (in thousands):

		December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government treasury securities	$30,580	$—	$—	$30,580
U.S. Government money market funds	9,247	—	—	9,247
Mutual funds	5,067	—	—	5,067

Total assets, measured at fair value	$44,894	$—	$—	$44,894

Liabilities:
Pay-to-Play convertible notes	$—	$—	$15,942	$15,942
2023 Convertible notes	—	—	132,687	132,687
Warrant liabilities	—	—	14,711	14,711

Total liabilities, measured at fair value	$—	$—	$163,340	$163,340

		December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Pay-to-Play convertible notes	$—	$—	$14,641	$14,641
2023 Convertible notes	—	—	18,064	18,064
Warrant liabilities	—	—	3,730	3,730

Total liabilities, measured at fair value	$—	$—	$36,435	$36,435

Summary of Changes Fair Values of Liabilities
The changes in the fair values of the Level 3 liabilities were as follows:

(Amounts in thousands)	Pay-to-Play Convertible Notes	2023 Convertible Notes	Warrant liabilities	Earnout share liabilities	Total
Balance as of December 31, 2024	$15,942	$132,687	$14,711	$—	$163,340
Issuance of earnout share awards	—	—	—	126,025	126,025
Change in estimated fair value	27,232	138,471	60,345	(116,518)	109,530
Conversion to common stock	(43,174)	(271,158)	(75,056)	—	(389,388)

Balance as of March 31, 2025	$—	$—	$—	$9,507	$9,507

(Amounts in thousands)	Pay-to-Play Convertible Notes	2023 Convertible Notes	Warrant liabilities	Earnout share liabilities	Total
Balance as of December 31, 2023	$14,641	$18,064	$3,730	$—	$36,435
Issuance of 2023 convertible notes and related warrants	—	10,591	909	—	11,500
Change in estimated fair value	(92)	4,743	3,515	—	8,166

Balance as of March 31, 2024	$14,549	$33,398	$8,154	$—	$56,101

The change in the fair value of the Level 3 liabilities during the years ended December 31, 2024 and 2023 was as follows (in thousands):

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Balance at January 1, 2023	$3,139	$—	$529	$3,668
Reinstatement of common stock warrants as preferred stock warrants	—	—	61	61
Issuance of Pay-to-Play convertible notes and related warrants	8,717	—	565	9,282
Common rights offering	142	—	—	142
Issuance of 2023 convertible notes and related warrants	—	11,175	1,125	12,300
Issuance of Pre-funded common stock warrants	—	—	505	505
Change in estimated fair value	2,643	6,889	945	10,477

Balance at December 31, 2023	$14,641	$18,064	$3,730	$36,435
Issuance of 2023 convertible note warrants and related warrants	—	105,902	4,816	110,718
Issuance of Pre-funded common stock warrants	—	—	464	464
Change in estimated fair value	1,301	8,721	5,701	15,723

Balance at December 31, 2024	$15,942	$132,687	$14,711	$163,340